Financial Risk Management And Fair Values Of Financial Instruments - Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized (Detail) - Financial instruments at fair value through other comprehensive income [member] - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	$ 2,363	$ 3,725
Unfavorable Changes In Fair Value	2,413	3,630
Enter prise value EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	850	1,563
Unfavorable Changes In Fair Value	900	1,512
Discount for lack of marketability [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	1,460	2,093
Unfavorable Changes In Fair Value	1,460	2,050
Foreign unlisted stocks [member] | Price to book ratio multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	53	69
Unfavorable Changes In Fair Value	$ 53	$ 68